FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (639)	$ (485)
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	639	485
Increase of 5% in market price [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	927	0
Decrease of 5% in market price [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (927)	$ 0